SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

10-01    GF      800     5.2950       6.78	       Weeden & Co.
10-02   " "      900     5.3222       6.83              " "
10-03   " "      800     5.4000       6.99              " "
10-04   " "      900     5.6600       7.06		  " "
10-05   " "      800     5.4925       7.03              " "
10-08   " "      800     5.4500       6.94              " "
10-09   " "      900     5.4800       6.99              " "
10-10   " "      700     5.5171       7.06              " "
10-11   " "      900     5.6956       7.18              " "
10-12   " "      800     5.6000       7.09              " "
10-15   " "      900     5.4633       7.20              " "
10-16   " "      800     5.7000       7.29              " "
10-17   " "      900     5.8333       7.36              " "
10-18   " "      600     5.6800       7.36              " "
10-19   " "      900     5.6533       7.30              " "
10-22   " "      900     5.7967       7.22              " "
10-23   " "      800     5.8700       7.37              " "
10-29   " "      900     5.7856       7.49              " "
10-30   " "      800     5.6850       7.30              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/01/01